Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Stock-Based Compensation Expense	The impact to our income (loss) before income taxes due to stock-based compensation expense and the related income tax benefits were as follows:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Impact to income (loss) before income taxes due to stock-based compensation	$29,430	$21,053	$8,662
Income tax benefit related to stock-based compensation	310	241	161
Stock-based compensation expense for the years ended December 31, 2021, 2020 and 2019 was $29.4 million, $21.1 million and $8.7 million, respectively, as summarized below:

	Year Ended December 31,
	2021	2020	2019

	(in thousands)
Cost of revenue	$1,010	$670	$499
Sales and marketing	8,761	4,409	3,543
Research and development	4,659	3,189	2,275
General and administrative	15,000	12,785	2,345
Total stock-based compensation expense	$29,430	$21,053	$8,662

Option grant activity
Stock option grant activity under the 2021 Plan was as follows during the year ended December 31, 2021:

	Number of Shares Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted- Average Remaining Contractual Term (in years)
Outstanding balances as of December 31, 2020	—	$—
Options granted through the Conversion	224,638	1.20
Options exercised	(39,480)	0.58
Options forfeited	(15,990)	1.46
Options expired	—	—
Outstanding balances as of December 31, 2021	169,168	$1.32
Options exercisable as of December 31, 2021	138,436	$0.97	$1,402	5.4
Options vested and expected to vest as of December 31, 2021	169,168	$1.32	$1,655	5.5

Schedule of intrinsic value
Additional information regarding stock option grant activity during the year ended December 31, 2021 is as follows:

Year Ended December 31,
2021
(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted during the period	$1.62
Aggregate intrinsic value of options exercised during the period	413
Aggregate fair value of options vested during the period	157

Schedule of grant date fair value
Additional information regarding stock option grant activity during the year ended December 31, 2021 is as follows:

Year Ended December 31,
2021
(in thousands, except per share amounts)
Weighted-average grant date fair value per share of options granted during the period	$1.62
Aggregate intrinsic value of options exercised during the period	413
Aggregate fair value of options vested during the period	157

Summary of restricted stock activity
The following table summarizes information about restricted stock activity subject to vesting under the 2021 Plan during the year ended December 31, 2021:

Number of Shares Outstanding
Unvested balances as of December 31, 2020	—
Restricted stock granted and issued through the Conversion	91,477
Restricted stock vested	(11,300)
Restricted stock repurchased - unvested shares	(4,362)
Unvested balances as of December 31, 2021	75,815

Summary of restricted stock unit activity
The following table summarizes information about restricted stock unit activity under the 2021 Plan during the year ended December 31, 2021:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances as of December 31, 2020	—	$—
Restricted stock units granted through the Conversion	3,540,676	12.54
Restricted stock units granted	2,207,824	13.95
Restricted stock units vested	(525,806)	13.46
Restricted stock units forfeited	(458,481)	13.11
Unvested balances as of December 31, 2021	4,764,213	$13.03	$52,883	1.3

Summary of performance stock unit activity
The following table summarizes information about performance stock unit activity under the 2021 Plan during the year ended December 31, 2021:

	Number of Units Outstanding	Weighted-Average Grant Date Fair Value Per Share	Aggregate Intrinsic Value (in thousands)	Weighted-Average Remaining Contractual Term (in years)
Unvested balances as of December 31, 2020	—	$—
Performance stock units granted	1,044,908	12.50
Performance stock units vested	—	—
Performance stock units forfeited	(54,994)	12.50
Unvested balances as of December 31, 2021	989,914	$12.50	$10,988	1.1